UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22367

The Endowment Institutional Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment Institutional Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/10

Date of reporting period: 03/31/10

Item 1.	Schedule of Investments.

The Fund invests substantially all of its assets in The Endowment Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Schedule of Investments of the Master Fund is included herein.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2010

(Unaudited)

1. ORGANIZATION

The Endowment Institutional Fund, L.P. (the “Institutional Fund”), is a limited partnership organized under the laws of the state of Delaware. The Institutional Fund was registered and began operations on February 1, 2010, (“Inception”) as a nondiversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Institutional Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Institutional Fund may include the Master Fund, as the context requires.

The Institutional Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Institutional Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s footnotes and Schedule of Investments, included elsewhere in this report, are an integral part of the Institutional Fund’s Schedule of Investments that should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Institutional Fund on March 31, 2010, was 0.09%.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) INVESTMENT SECURITIES TRANSACTIONS

The Institutional Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

(b) VALUATION OF INVESTMENTS

The Institutional Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at estimated fair value based on its proportional share of the Master Fund’s net assets. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Schedule of Investments, which are included herein.

(c) FAIR VALUE MEASUREMENTS

The Institutional Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Institutional Fund’s investments are summarized in the three broad levels listed below:

•Level 1 —	quoted prices in active markets for identical assets.

•Level 2 —	other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 —	significant unobservable inputs (which may include the Institutional Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

1

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2010

(Unaudited)

The following is a summary categorization, as of March 31, 2010, of the Institutional Fund’s investment based on the inputs utilized in determining the value of such investment:

	LEVEL 1	LEVEL 2	LEVEL 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs

Investment	$—	$—	$4,641,779

The categorization of the Institutional Fund’s investment in the Master Fund as a Level 3 investment does not reflect the fact that many of the underlying investments held by the Investment Funds in which the Master Fund invests, if owned directly by the Institutional Fund, would be classified as Level 1 investments.

The following is a reconciliation of the Level 3 investment for which significant unobservable inputs were used to determine fair value:

Investment
Balance as of February 1, 2010	$—
Allocated From the Master Fund:
Net Investment Loss	(7,262)
Net Realized Gain	46,289
Change in Unrealized Appreciation (Depreciation)	51,224
Net Contributions (Withdrawals)	4,551,528

Balance as of March 31, 2010	$4,641,779

3. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”), which provides additional guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, ASU 2010-06 requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 investments. ASU 2010-06 also requires that significant transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reasons for such transfers. Additionally purchases, sales, issuances and settlements shall be disclosed on a gross basis in the Level 3 rollforward. ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 roll forward activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. There were no significant transfers between Level 1 and Level 2 during the period ended March 31, 2010.

2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/10

Date of reporting period: 03/31/10

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Arbitrage Strategies (0.66% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P. (1)(2)	412,880	$35,215,806
Domestic Equity (0.84% of Partners’ Capital)
Tiedemann/Falconer Partners, L.P. (3)		44,789,200
Energy (0.97% of Partners’ Capital)
BlueGold Global Fund, L.P. (2)		51,706,927
Enhanced Fixed Income (0.25% of Partners’ Capital)
Anchorage Capital Partners Offshore, Ltd. (Class D)		13,704,474
International Equity (3.91% of Partners’ Capital)
Algebris Global Finacials Fund, L.P. (2)		67,019,487
Boyer Allan Greater China Fund, L.P. (3)		31,863,152
EEA Europe Long Short Fund (2)		25,106,942
S.R. Global Fund—Emerging Markets Portfolio (Class G, L.P.)		37,980,580
S.R. Global Fund—International Portfolio (Class C, L.P.)		47,495,529
Natural Resources (0.30% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		16,006,709
Private Equity (2.69% of Partners’ Capital)
Carlyle Japan International Partners II, L.P.		578,923
CX Partners Fund, Ltd. (2)		4,083,996
Gavea Investment Fund II A, L.P.		9,703,862
Gavea Investment Fund III, L.P.		47,686,191
Hillcrest Fund, L.P. (3)		3,371,625
Hony Capital Fund 2008, L.P.		3,612,908
India Asset Recovery Fund, L.P. (1)		1,236,775
J.C. Flowers Fund, L.P. (1)		1,234,458
LC Fund IV, L.P. (2)		8,145,168
New Horizon Capital III, L.P. (2)		4,349,203
Orchid Asia IV, L.P. (1)		7,048,315
Reservoir Capital Partners, L.P.		3,164,445
Tiger Global Private Investment Partners IV, L.P. (1)		8,595,833
Tiger Global Private Investment Partners V, L.P.		8,825,804
Trustbridge Partners II, L.P. (2)		18,077,907
Trustbridge Partners III, L.P. (2)		14,248,554
Real Estate (0.67% of Partners’ Capital)
Forum European Realty Income III, L.P. (2)		3,340,912
Phoenix Asia Real Estate Investments II, L.P. (1) (2)		13,299,543
Phoenix Real Estate Fund (T) L.P.		19,299,259

Total Cayman Islands		550,792,487

Guernsey
Private Equity (0.09% of Partners’ Capital)
Mid Europa Fund III LP		4,822,634

Total Guernsey		4,822,634

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

March 31, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Republic of Mauritius
Real Estate (0.06% of Partners’ Capital)
Orbis Real Estate Fund I (1)(2)		$3,271,186

Total Republic of Mauritius		3,271,186

Scotland
Private Equity (0.04% of Partners’ Capital)
Actis Umbrella Fund, L.P. (1)		2,054,000

Total Scotland		2,054,000

United Kingdom
Private Equity (0.14% of Partners’ Capital)
Darwin Private Equity I, L.P.		2,655,705
Exponent Private Equity Partners II, L.P.		4,372,217
Sovereign Capital III		417,256
Real Estate (0.09% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		1,329,927
Benson Elliott Real Estate Partners III, L.P.		(39,066)
Patron Capital L.P. II		897,156
Patron Capital L.P. III		2,466,092

Total United Kingdom		12,099,287

United States
Arbitrage Strategies (15.03% of Partners’ Capital)
Black River Commodity Multi-Strategy Fund, LLC		1,491,910
Citadel Wellington LLC		49,850,289
Eton Park Fund, L.P.		71,886,332
Investcorp Silverback Arbitrage Fund, LLC (3)		15,305,153
Kenmont Onshore Fund, L.P. (2)		4,874,046
King Street Capital, L.P.		26,620,697
Magnetar Capital Fund, L.P.		6,432,563
Magnetar SPV, LLC (Series L) (3)		48,030,501
OZ Asia Domestic Partners, L.P.		3,344,257
Paulson Advantage Plus, L.P. (2)		127,724,440
Paulson Partners Enhanced, L.P. (2)		67,658,607
PIPE Equity Partners, L.L.C. (3)		47,488,174
PIPE Select Fund, L.L.C. (3)		60,767,781
PSAM WorldArb Partners, L.P. (2)		42,887,204
Redbrick Capital, L.P.		157,118
Stark Investments Limited Partnership		16,756,316
Stark Select Asset Fund, LLC		4,998,691
Waterstone Market Neutral Fund, L.P. (3)		103,353,221
Whitebox Multi-Strategy Fund, L.P. (2)	82,008	104,853,514

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

March 31, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Domestic Equity (7.23% of Partners’ Capital)
Artis 2X (Institutional) Partners, L.P. (2)		$25,963,152
Bonanza Partners, L.P.		597,125
Contrarian Equity Fund, L.P.		1,148,718
Empire Capital Partners Enchanced, L.P. (3)		27,044,521
HealthCor, L.P. (2)		77,121,219
Ithan Creek Partners, L.P. (2)		65,659,625
Longhorn Onshore Investors, L.P. (2)		39,008,129
Samlyn Onshore Fund, L.P. (2)		104,920,285
Tiger Consumer Partners, L.P. (2)		45,195,272
Energy (6.56% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)		9,497,633
CamCap Resources, L.P. (1)		239,625
Chilton Global Natural Resources Partners, L.P. (2)		65,730,968
EnCap Energy Capital Fund VII-B, L.P.		5,860,030
EnCap Energy Infrastructure Fund		1,183,370
Intervale Capital Fund, L.P. (2)		12,342,480
Merit Energy Partners G, L.P. (1)		4,968,089
NGP Energy Technology Partners II, L.P.		1,220,992
NGP IX Offshore Fund, L.P.		9,245,000
NGP Midstream & Resources, L.P. (1)		14,362,782
Quantum Parallel Partners V, L.P. (1)		1,684,417
Southport Energy Plus Partners, L.P. (2)		91,716,483
TPF II-A, L.P. (1)		14,893,271
The Ospraie Fund, L.P. (2)	31,614	3,745,021
Velite Energy, L.P. (2)		114,316,193
Enhanced Fixed Income (10.81% of Partners’ Capital)
Anchorage Crossover Credit Fund II, L.P. (2)		49,593,424
Ares Enhanced Credit Opportunities Fund, L.P.		15,078,760
BDCM Partners I, L.P. (3)		58,936,532
Contrarian Capital Fund I, L.P. (2)		99,162,631
Courage Special Situations Fund, L.P. (Class C) (2)		15,008,950
Fortelus Special Situations Fund, L.P. (2)		20,680,000
Halcyon European Structured Opportunities Fund, L.P. (3)		1,722,652
Harbinger Capital Partners Fund I, L.P.		113,600,311
Investcorp Silverback Opportunistic Convertible Fund, LLC (3)		30,269,434
Morgan Rio Capital Fund, L.P. (3)		19,252,841
Ore Hill Fund II, L.P. (3)		1,710,436
Owl Creek II, L.P.		26,016,768
Prospect Harbor Credit Partners, L.P.		45,755,096
Sorin Fund, L.P. (2)		4,801,958
The Rohatyn Group Local Currency Opportunity Partners, L.P. (3)		76,568,006

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
International Equity (4.42% of Partners’ Capital)
Dabroes Investment Fund L.P. (2)		$34,534,424
L-R Global Partners, L.P.		426,226
Middle East North Africa Opportunities Fund, L.P. (3)	5,089	4,341,597
Monsoon India Inflection Fund, L.P.		541,431
Monsoon India Inflection Fund 2, L.P.		1,010,012
Penta Asia Domestic Partners, L.P. (2)		49,296,130
Skopos HG Fund, LLC (2)	262,504	35,722,857
Steel Partners Japan Strategic Fund, L.P. (2)		6,385,807
Taiyo Fund, L.P.		17,910,957
Tarpon All Equities Fund, LLC		38,296,575
Tiger Asia Fund, L.P.		48,104,840
Natural Resources (0.01% of Partners’ Capital)
Tocqueville Gold Partners, L.P.		524,939
Opportunistic Equity (14.34% of Partners’ Capital)
Atlas Global LLC		21,710,831
Blue Trend L.P.		31,838,347
Corriente Partners, L.P. (2)		46,367,792
Covepoint Emerging Markets Macro Fund, L.P. (2)		65,780,173
EDF-MI Onshore, L.P. (3)		28,343,418
Global GT, L.P.		976,002
Global Undervalued Securities Fund (QP), L.P. (2)		41,899,544
GMO Mean Reversion Fund (Onshore), L.P.		34,885,540
Hayman Capital Partners, L.P. (2)		38,019,137
Miura Global Partners II, L.P. (2)		59,085,490
Pardus European Special Opportunities Fund, L.P. (2)		10,141,751
Passport II, L.P. (2)		72,619,172
R.G. Niederhoffer Global Fund, L.P. (2)		25,729,676
Salem Global Opportunity Fund, L.P. (2)		24,891,248
SCP Sakonnet Fund, L.P. (2)		60,881,419
Senator Global Opportunity Fund L.P.		10,249,875
Tiger Global, L.P.		44,238,947
Valiant Capital Partners, L.P. (2)		94,767,394
Viking Global Equities, L.P.		54,755,669
Private Equity (9.66% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		16,790,550
Accel-KKR Capital Partners III, L.P. (2)		10,025,152
Advent Latin American Private Equity Fund IV-F, L.P.		6,405,636
Audax Mezzanine Fund II, L.P. (1)		4,792,839
BDCM Opportunity Fund II, L.P.		5,510,895
Brazos Equity Fund II, L.P. (1)		2,022,250
Brazos Equity Fund III, L.P.		2,087,356
Capital Royalty Partners, L.P. (1)		1,433,306
Carlyle Partners V, L.P. (1)		3,869,667

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

March 31, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (9.66% of Partners’ Capital) (continued)
Catterton Growth Partners, L.P. (2)		$7,137,929
CCM Small Cap Value Qualified Fund, L.P. (3)		32,859,474
Chrysalis Ventures III, L.P.		1,149,388
Crosslink Crossover Fund IV, L.P.		1,933,273
Crosslink Crossover Fund V, L.P.		23,201,511
Dace Ventures I, L.P. (2)		1,130,724
Encore Consumer Capital Fund, L.P.		2,491,843
European Divergence Fund, L.P. (3)		30,299,805
Fairhaven Capital Partners, L.P.		3,173,704
Garrison Opportunity Fund, LLC		9,246,236
GMO Emerging Illiquid Fund, L.P. (1)		8,410,589
Harbinger Capital Partners Special Situations Fund, L.P. (2)		19,389,854
HealthCor Partners Fund, L.P. (2)		1,359,770
Integral Capital Partners VIII, L.P. (2)		16,765,762
MatlinPatterson Global Opportunities Partners III, L.P. (1)		8,400,372
Monomoy Capital Partners, L.P. (1)		4,270,476
Paulson Credit Opportunities, L.P. (2)		139,225,935
Pine Brook Capital Partners, LP (1)		7,738,964
Pinto America Growth Fund, L.P. (1)		1,441,602
Private Equity Investment Fund IV, L.P. (1) (2)		6,962,376
Private Equity Investors Fund V, L.P. (3)		7,566,558
Q Funding III, L.P. (2)		14,705,892
Q4 Funding, L.P. (2)		41,430,440
Saints Capital VI, L.P. (2)		8,212,066
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,605,488
Sanderling Venture Partners VI, L.P.		1,124,200
Silver Lake Partners III, L.P.		3,500,000
Sterling Capital Partners II, L.P.		1,763,243
Sterling Capital Partners III, L.P.		4,442,517
Sterling Group Partners II, L.P. (1)		1,582,269
Sterling Group Partners III, L.P.		(22,278)
Strategic Value Global Opportunities Fund I-A, L.P.		7,239,510
Tenaya Capital V, L.P.		2,442,873
The Column Group, L.P.		4,346,901
The Raptor Private Holdings, L.P.	12,072	5,697,862
The Resolute Fund II, L.P. (1)		2,949,048
Trivest Fund IV, L.P. (2)		9,806,743
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		6,880,748
VCFA Private Equity Partners IV, L.P. (1)		2,043,789
VCFA Venture Partners V, L.P.		5,578,600
Voyager Capital Fund III, L.P.		1,258,707
WestView Capital Partners II, L.P. (2)		2,917,323

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

March 31, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (3.70% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		$518,778
CRM Windridge Partners, L.P. (2)		24,438,626
Cypress Realty VI, L.P.		4,767,624
DaVinci Corporate Opportunity Partners, L.P. (1)		339,648
GTIS Brazil Real Estate Fund (Brazilian Real), LP (2)		8,898,481
ING Clarion Global, L.P. (2)		36,924,476
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)		10,594,102
MONY/Transwestern Mezzanine Realty Partners II, L.L.C.		565,857
Northwood Real Estate Co-Investors L.P. (1)		336,879
Northwood Real Estate Partners L.P. (1)		982,024
Oak Hill REIT Plus Fund, L.P. (2)		21,098,830
Parmenter Realty Fund III, L.P. (1)		6,538,673
Square Mile Partners III L.P.		5,688,279
TCW Special Mortgage Credits Fund II, L.P. (1)		75,685,331
Transwestern Mezzanine Realty Partners III, L.L.C. (2)		704,550
Woodbourne Daybreak Global Fund L.P. (2)		687,650

Total United States		3,839,949,778

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		4,412,989,372	82.47%

Passive Foreign Investment Companies
Bermuda Limited Liability Company
Private Equity (0.24% of Partners’ Capital)
El Tejar Limited		12,860,000

Total Bermuda Limited Liability Company		12,860,000

Cayman Companies Limited by Shares
Arbitrage Strategies (2.53% of Partners’ Capital)
CRC Global Structured Credit Fund Ltd. (2)	33,478	46,029,145
Overseas CAP Partners, Inc. (3)	60,228	89,271,800
International Equity (1.04% of Partners’ Capital)
Quorum Fund Limited (2)	237,729	11,831,165
The Russian Prosperity Fund	1,056,068	43,816,244
Natural Resources (0.18% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		9,669,441

Total Cayman Companies Limited by Shares		200,617,795

Republic of Mauritius
International Equity (0.62% of Partners’ Capital)
India Capital Fund Ltd. (2)	637,832	33,172,964

Total Republic of Mauritius		33,172,964

Total Passive Foreign Investment Companies		246,650,759	4.61%

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

March 31, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Private Corporations
United States
Real Estate (0.33% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc		$1,909,283
Legacy Partners Realty Fund III, Inc		48,278
Net Lease Private REIT V, Inc (1)		1,543,669
Net Lease Private REIT VI, Inc (1)		3,985,108
Net Lease Private REIT VII, Inc (1) (2)		5,000,000
Net Lease Private REIT VII-A, Inc (1) (2)		5,000,000

Total United States		17,486,338

Total Private Corporations		17,486,338	0.33%

Total Investments in Investment Funds (Cost $4,274,354,086)		4,677,126,469	87.42%

Investments in Securities
Investments in Registered Investment Companies
Exchange Traded Funds
United States
Agencies (2.32% of Partners’ Capital)
iShares Barclays 20+ Year Treasury Bond Fund (1)	1,388,996	124,259,582
Domestic Equity (0.96% of Partners’ Capital)
iShares Russell 1000 Growth Index Fund (1)	634,290	32,951,365
Ultrashort Russell 2000 ProShares	878,650	18,091,404
Natural Resources (2.01% of Partners’ Capital)
Market Vectors Gold Miners ETF (1)	797,662	35,424,170
SPDR Gold Trust	663,956	72,338,006

Total United States		283,064,527

Total Exchange Traded Funds		283,064,527	5.29%

Open End Funds
United States
Arbitrage Strategies (0.69% of Partners’ Capital)
Absolute Strategies Fund	2,376,952	25,338,306
Fidelity Convertible Securities Fund (1)	488,710	11,323,400

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

March 31, 2010

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Investments in Registered Investment Companies (continued)
Open End Funds (continued)
United States (continued)
Domestic Equity (0.62% of Partners’ Capital)
Hussman Strategic Growth Fund (1)	2,598,947	$33,110,583
Enhanced Fixed Income (0.20% of Partners’ Capital)
Fidelity Floating Rate High Income Fund (1)	1,107,086	10,661,238
Fixed Income (0.09% of Partners’ Capital)
Wasatch Hoisington US Treasury Fund (1)	342,065	4,799,166
Natural Resources (0.74% of Partners’ Capital)
The Tocqueville Gold Fund	678,623	39,843,957
Real Estate (0.31% of Partners’ Capital)
Cohen & Steers International Realty Fund, Inc.	1,436,782	15,158,046
Ultrashort Real Estate ProShares	224,100	1,353,564

Total United States		141,588,260

Total Open End Funds		141,588,260	2.65%

Money Market Fund (4.49% of Partners’ Capital)
JPMorgan Prime Money Market Fund (1)	240,254,924	240,254,924

Total Money Market Fund		240,254,924	4.49%

Total Investments in Registered Investment Companies		664,907,711	12.43%

Call Options Purchased
United States (0.59% of Partners’ Capital)
CMS Capital- 10 Year One Look Cap (OTC)
10 Year USD Swap Rate
(Strike Rate 5.50%, Expiration 05/01/19)	$1,079,000,000	10,282,722
CMS Capital- 10 Year One Look Cap (OTC)
10 Year USD Swap Rate
(Strike Rate 5.62%, Expiration 05/02/19)	$714,285,714	6,472,807
CMS Capital- 10 Year One Look Cap (OTC)
10 Year USD Swap Rate
(Strike Rate 6.50%, Expiration 05/01/19)	$1,350,000,000	8,806,810
CMS Capital- 10 Year One Look Cap (OTC)
10 Year USD Swap Rate
(Strike Rate 6.62%, Expiration 05/02/19)	$877,192,983	5,502,849
PowerShares DB US Dollar Index Bullish Fund
(Strike Price $24.00, Expiration 06/19/10)	135,000	648,000

Total United States		31,713,188

Total Call Options Purchased		31,713,188	0.59%

Total Investments in Securities (Cost $691,108,783)		696,620,899	13.02%

Total Investments (Cost $4,965,462,869)		$5,373,747,368	100.43%

The Master Fund’s total outstanding capital commitments to Investment Funds as of March 31, 2010, were $962,376,519. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All securities are non-income producing unless noted with a (1).

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

March 31, 2010

(Unaudited)

Refer to Note 4, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

*	Shares, par value or notional amounts is listed for each investment if it is applicable for that investment type.
(1)	Income producing security.
(2)	Affiliated investments.
(3)	Affiliated investments for which ownership exceeds 25%.

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2010

(Unaudited)

1. ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) is a limited partnership organized under the laws of the state of Delaware. The Master Fund began operations in April 2003 (“Inception”). The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently eight feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Master Fund’s investments are managed by a select group of investment managers identified by Endowment Advisers, L.P. (the “Adviser”) to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the reporting date.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2010

(Unaudited)

The Master Fund’s board of directors (the “Board”) has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Investment Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate. The Master Fund’s valuations utilize the available financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value interests at net asset value as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect estimated fair value. Because of the inherent uncertainty of valuation, this estimated fair value may significantly differ from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the primary exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2010

(Unaudited)

•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

•

FOREIGN CURRENCY TRANSACTIONS—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(e) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets.

• Level 2 —	other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 —	significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of March 31, 2010, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
	Investment Securities	Investment Securities	Investment Funds	Investments
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	—	—	$839,696,620	$839,696,620
Domestic Equity	—	—	431,447,246	431,447,246
Energy	—	—	402,713,281	402,713,281
Enhanced Fixed Income	—	—	591,862,273	591,862,273
International Equity	—	—	446,036,546	446,036,546
Natural Resources	—	—	16,531,648	16,531,648
Opportunistic Equity	—	—	767,181,425	767,181,425
Private Equity	—	—	674,885,516	674,885,516
Real Estate	—	—	242,634,817	242,634,817
Passive Foreign Investment Companies
Arbitrage Strategies	—	—	135,300,945	135,300,945
International Equity	—	—	88,820,373	88,820,373
Natural Resources	—	—	9,669,441	9,669,441
Private Equity	—	—	12,860,000	12,860,000
Private Corporations
Real Estate	—	—	17,486,338	17,486,338
Investments in Registered Investment Companies
Arbitrage Strategies	$36,661,706	—	—	36,661,706
Agencies	124,259,582	—	—	124,259,582
Domestic Equity	84,153,352	—	—	84,153,352
Enhanced Fixed Income	10,661,238	—	—	10,661,238
Fixed Income	4,799,166	—	—	4,799,166
Natural Resources	147,606,133	—	—	147,606,133
Real Estate	16,511,610	—	—	16,511,610
Call Options Purchased		$31,713,188	—	31,713,188
Money Market	240,254,924	—	—	240,254,924

Total Investments	$664,907,711	$31,713,188	$4,677,126,469	$5,373,747,368

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2010

(Unaudited)

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, would be classified as Level 1 investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments
	Balance as of December 31, 2009	Gross Purchases	Gross Sales*	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Balance as of March 31, 2010
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$780,427,546	$113,968,867	$(85,855,776)	$233,140	$30,922,843	$839,696,620
Domestic Equity	393,002,964	35,000,000	(6,987,122)	2,155,495	8,275,909	431,447,246
Energy	399,136,823	18,503,672	(10,000,000)	3,870,745	(8,797,959)	402,713,281
Enhanced Fixed Income	627,493,975	80,986,067	(138,497,705)	34,323,505	(12,443,569)	591,862,273
International Equity	493,733,501	45,000,000	(94,055,625)	(9,744,541)	11,103,211	446,036,546
Natural Resources	14,526,615	1,808,213	—	—	196,820	16,531,648
Opportunistic Equity	696,964,621	75,470,000	(27,217,329)	(8,280,132)	30,244,265	767,181,425
Private Equity	650,979,483	53,775,375	(83,229,040)	36,732,916	16,626,782	674,885,516
Real Estate	217,857,437	23,346,493	(1,531,899)	(3,554,714)	6,517,500	242,634,817
Passive Foreign Investment Companies
Arbitrage Strategies	146,263,616	—	(11,108,524)	(859,138)	1,004,991	135,300,945
International Equity	81,645,275	2,000,000	(5,753,296)	(6,843,391)	17,771,785	88,820,373
Natural Resources	9,579,616	—	—	—	89,825	9,669,441
Private Equity	12,860,000	—	—	—	—	12,860,000
Real Estate	—	—	—	—	—	—
Private Corporations
Real Estate	17,359,749	—	—	—	126,589	17,486,338

Total Investments	$4,541,831,221	$449,858,687	$(464,236,316)	$48,033,885	$101,638,992	$4,677,126,469

*	Includes return of capital and capital gain distributions

The change in unrealized appreciation (depreciation) from Level 3 investments held at March 31, 2010 is $139,612,879.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2010

(Unaudited)

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the net asset value per share (the “NAV”) as calculated on the reporting entity’s measurement date as the fair value of the investment. The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date at NAV as well as any unfunded commitments. A listing of the investments held by the Master Fund and their attributes as of March 31, 2010, that may qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)		Remaining Life *	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Arbitrage Strategies (a)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$974,998	$	N/A	N/A	Daily - Annually	0-92	0-2 years; up to 5% redemption fee
Domestic Equity (b)	Investments in equity securities issued by U.S. companies.	431,447		N/A	N/A	Monthly - Annually	7-90	0-3 years; up to 7% redemption fee
Energy (c)	Investments in securities issued by companies in the energy sector.	402,713		148,375	up to 15 years	Monthly - Quarterly	30-90	0-15 years; up to 5% redemption fee
Enhanced Fixed Income (d)	Investments in non-traditional fixed income securities.	591,862		N/A	N/A	Monthly - Rolling 3 years	0-185	0-3 years; up to 5% redemption fee
International Equity (e)	Investments in equity securities issued by foreign companies.	534,857		N/A	N/A	Monthly - Rolling 3 years	7-90	0-3 years; up to 7.5% redemption fee
Natural Resources (f)	Investments with exposure to non-energy natural resources.	26,201		11,412	up to 10 years	Quarterly	90-180	0-10 years; up to 3% redemption fee
Opportunistic Equity (g)	Investments in a variety of global markets across all security types.	767,181		N/A	N/A	Monthly - Bi-Annually	5 -180	0-4 years; up to 5 % redemption fee
Private Equity (h)	Investments in nonpublic companies.	687,746		548,100	up to 10 years	Quarterly - Annually	45-180	0-10 years; up to 3% redemption fee
Real Estate (i)	Investments in REIT’s, private partnerships, and various real estate related mortgage securities.	260,121		222,318	up to 10 years	Monthly - Quarterly	45-60	0-10 years; up to 3% redemption fee

		$4,677,126		$930,205

*

The information summarized in the table above represents the general terms for a majority of the Investment Funds within the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Investment Funds, would generally be the net asset value as provided by the fund or its administrator. For each of the categories below, the fair value of the Investment Funds has been estimated using the net asset value of the Investment Funds.

(a)

This category includes Investment Funds that invest using primarily two styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or special situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Funds in this category may include long/ short funds, mutual funds and exchange-traded funds.

(c)

This category includes Investment Funds that invest primarily in publicly-traded securities issued by companies in the energy sector, private investments in energy-related assets or companies, and futures in energy commodity markets. The Investment Funds include private funds which may hold long/ short equities, commodity trading advisors (“CTAs”) trading contracts on energy related commodities, mutual funds or exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the investments in this asset class is greater than six years.

(d)

This category includes Investment Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(e)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Funds in this category may include long/ short funds, mutual funds, and exchange-traded funds.

(f)

This category includes Investment Funds that invest primarily in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Investment Funds may include private funds invested in long/ short equities; CTA’s trading contracts on agricultural commodities, mutual funds and exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the investments in this asset class is greater than six years.

(g)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global long/short equity funds, global macro funds, and CTA’s.

(h)

This category includes private equity funds that invest primarily in companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount. Less than a quarter of the investments in this asset class have an estimated remaining life of less than three years; the majority of the remaining investments in this asset class have an estimated remaining life of greater than six years.

(i)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate. Less than a fifth of the investments in this asset class have an estimated remaining life of between three and six years; the remaining investments in this asset class have an estimated remaining life of greater than six years.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2010

(Unaudited)

(f) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. The Master Fund has been invested in call and put option contracts during the period to adjust its exposure to potential changes in interest rates and to better manage risk related to certain strategies in the Master Fund’s Portfolio. The Master Fund’s direct investments in derivatives during the quarter ended March 31, 2010, consisted of the expiration of purchased put options and the purchase and sale of call options. Investment Funds in which the Master Fund invests will purchase and sell derivative securities and other financial instruments.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of March 31, 2010 and where such derivatives are recorded:

	Asset Derivatives
Primary Risk Exposure	Schedule of Investments	Total Fair Value
Interest Rate Exposure	Investments in Securities, at fair value	$31,713,188

3. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of the investment in, or commitment to, such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

During the period ended March 31, 2010, the Master Fund had no direct short option activity.

4. INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, lock-ups, notice periods and early redemption fees. The Master Fund’s investments are categorized in three levels of liquidity, as determined by the Master Fund. The categories and percent of investments in each category were as follows at March 31, 2010:

Liquidity Categories	Percentage of Investments	Category Definition
Category 1 Funds	69.04%	Securities or Investment Funds that have at least quarterly withdrawal rights after a maximum two-year lock-up period.
Category 2 Funds	10.00%	Investment Funds that have at least annual withdrawal rights after a maximum three-year lock-up period.
Category 3 Funds	20.96%	Investment Funds that do not meet the definition of Category 1 or 2 Funds. This may include investments for which redemptions can only occur as the Investment Funds’ assets or investments are liquidated.

	100.00%

The expiration or implementation of lock-up periods on Master Fund investments in an Investment Fund could result in such investments moving from one liquidity category to another.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2010

(Unaudited)

(b) AFFILIATED INVESTMENT FUNDS

At March 31, 2010, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns more than 5% of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including 2010 activity) is shown below:

				For the Period 1/1/2010 through 3/31/2010				For the Period 1/1/2010 through 3/31/2010
Investment Funds	Shares 12/31/2009	Shares 3/31/2010	Fair Value 12/31/2009	Cost of Purchases	Cost of Sales*	Change in Appreciation (Depreciation)	Fair Value 3/31/2010	Interest/ Dividend Income	Realized Gain (Loss) on Investments and Foreign Currency Transactions
Accel-KKR Capital Partners III, L.P.			$6,778,000	$3,221,333	—	$25,819	$10,025,152
Algebris Global Financials Fund, L.P.			65,902,226	—	—	1,117,261	67,019,487
Anchorage Crossover Credit Fund II, L.P.			47,334,946	—	—	2,258,478	49,593,424
Artis 2X (Institutional) Partners, L.P.			—	25,000,000	—	963,152	25,963,152
BDCM Partners I, L.P.			56,104,546	—	—	2,831,986	58,936,532
Benson Elliot Real Estate Partners III, L.P. ***			—	—	—	—	—
BlueGold Global Fund, L.P.			40,398,940	10,000,000	—	1,307,987	51,706,927
Boyer Allan Greater China Fund, L.P.			33,145,460	—	—	(1,282,308)	31,863,152
Catterton Growth Partners, L.P.			6,442,971	—	—	694,958	7,137,929
CCM Small Cap Value Qualified Fund, L.P.			26,157,599	—	—	6,701,875	32,859,474
Chilton Global Natural Resources Partners, L.P.			65,699,032	—	—	31,936	65,730,968
Contrarian Capital Fund I, L.P.			114,556,167		$20,000,000	(35,393,536)	99,162,631		$5,042,273
Corriente Partners, L.P.			42,867,486	—	—	3,500,306	46,367,792
Courage Special Situations Fund, L.P. ( Class C)			—	15,000,000	—	8,950	15,008,950
Covepoint Emerging Markets Macro Fund, L.P.			63,761,021	—	—	2,019,152	65,780,173
CRC Global Structured Credit Fund, Ltd.	41,819	33,478	56,051,925	—	11,084,524	(21,107,304)	46,029,145		(859,138)
CRM Windridge Partners, L.P.			15,288,746	10,000,000	—	(850,120)	24,438,626
CX Partners Fund, Ltd.			3,526,463	692,996	—	(135,463)	4,083,996
Dabroes Investment Fund LP			33,175,396	—	—	1,359,028	34,534,424
Dace Ventures I, L.P.			1,016,195	137,594	—	(23,065)	1,130,724
EDF-MI Onshore, L.P.			—	25,000,000	—	3,343,418	28,343,418
EEA Europe Long Short Fund			—	25,000,000	—	106,942	25,106,942
Empire Capital Partners Enhanced, L.P.			26,607,742	—	—	436,779	27,044,521
European Divergence Fund, L.P.			89,262,288	—	69,175,734	(128,138,217)	30,299,805		33,461,044
Fortelus Special Situations Fund, L.P.			—	20,000,000	—	680,000	20,680,000
Forum European Realty Income III L.P.			3,389,181	207,608	—	(255,877)	3,340,912
Global Undervalued Securities Fund (QP), L.P.			38,900,205	—	—	2,999,339	41,899,544
GTIS Brazil Real Estate Fund (Brazilian Real) LP			6,902,006	1,464,826	—	531,649	8,898,481
Halcyon European Structured Opportunities Fund, L.P.			2,122,848	—	350,309	(750,505)	1,722,652		(649,433)
Harbinger Capital Partners Fund I, L.P.			113,202,487	—	—	397,824	113,600,311
Hayman Capital Partners, L.P.			35,978,288	—	—	2,040,849	38,019,137
HealthCor, L.P. **			78,511,767	—	6,987,122	(8,377,670)	77,121,219		2,155,495
HealthCor Partners Fund, L.P.			3,280,240	45,483	1,655,543	(3,621,496)	1,359,770		869,640
Hillcrest Fund, L.P.			1,128,542	2,310,797	—	(67,714)	3,371,625
Horseman Global Fund 2, L.P.			22,969,662	—	22,969,663	(45,939,325)	—		(7,030,337)
India Capital Fund, Ltd.	597,747	637,832	29,823,743	2,000,000	—	1,349,221	33,172,964
ING Clarion Global, L.P.			36,189,695	—	—	734,781	36,924,476
Integral Capital Partners VIII, L.P.			16,152,023	—	—	613,739	16,765,762
Intervale Capital Fund, L.P.			11,200,495	—	—	1,141,985	12,342,480
Investcorp Silverback Arbitrage Fund, LLC			14,633,092	—	—	672,061	15,305,153
Investcorp Silverback Opportunistic Convertible Fund, LLC			28,645,035	—	—	1,624,399	30,269,434
Ithan Creek Partners, L.P.			62,308,137	—	—	3,351,488	65,659,625
Kenmont Onshore Fund, L.P.			6,838,268	—	1,939,277	(3,903,499)	4,874,046		(751,675)
LC Fund IV, L.P.			3,538,836	3,399,154	—	1,207,178	8,145,168
Longhorn Onshore Investors, L.P.			40,537,561	—	—	(1,449,432)	39,088,129
Magnetar SPV, LLC ( Series L)			—	55,900,943	—	(7,870,442)	48,030,501
Middle East North Africa Opportunities Fund, L.P.	5,089	5,089	3,679,629	—	—	661,968	4,341,597
Miura Global Partners II, L.P.			58,773,242	—	—	312,248	59,085,490
Monsoon Infrastructure & Realty Co-Invest, L.P.			10,601,602	—	—	(7,500)	10,594,102
Montrica Global Opportunities Fund, L.P.	412,880	412,880	34,747,006	—	—	468,800	35,215,806
Morgan Rio Capital Fund, L.P.			10,805,037	8,000,000	—	447,804	19,252,841
Net Lease Private REIT VII, Inc			5,000,000	—	—	—	5,000,000	$135,616
Net Lease Private REIT VII-A, Inc			5,000,000	—	—	—	5,000,000	135,616
New Horizon Capital III, L.P.			4,100,286	1,748,616	1,330,018	(2,829,717)	4,349,203
NWI Explorer Global Macro Fund, L.P.			4,310,311	—	4,247,666	(8,557,977)	—		(1,249,795)
Oak Hill REIT Plus Fund, L.P.			12,704,167	10,000,000	—	(1,605,337)	21,098,830
Orbis Real Estate Fund I			3,193,918	—	—	77,268	3,271,186
Ore Hill Fund II, L.P.			4,631,988	—	3,702,741	(6,624,293)	1,710,436		(279,574)
Overseas CAP Partners, Inc.	60,228	60,228	90,211,691	—	—	(939,891)	89,271,800
Pardus European Special Opportunities Fund, L.P.			9,952,831	—	—	188,920	10,141,751
Passport II, L.P.			58,662,250	10,000,000	—	3,956,922	72,619,172

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2010

(Unaudited)

				For the Period 1/1/2010 through 3/31/2010				For the Period 1/1/2010 through 3/31/2010
Investment Funds	Shares 12/31/2009	Shares 3/31/2010	Fair Value 12/31/2009	Cost of Purchases	Cost of Sales*	Change in Appreciation (Depreciation)	Fair Value 3/31/2010	Interest/ Dividend Income	Realized Gain (Loss) on Investments and Foreign Currency Transactions

Paulson Advantage Plus, L.P.			125,991,843			1,732,597	127,724,440
Paulson Credit Opportunities, L.P.			129,216,188	—	—	10,009,747	139,225,935
Paulson Partners Enhanced, L.P.			62,076,060	—	—	5,582,547	67,658,607
Penta Asia Domestic Partners, L.P.			30,095,063	20,000,000	—	(798,933)	49,296,130
Phoenix Asia Real Estate Investments II, L.P.			12,134,290	—	—	1,165,253	13,299,543
PIPE Equity Partners, L.L.C.			49,160,976	—	1,496,040	(3,168,842)	47,488,174		(5,304)
PIPE Select Fund L.L.C.			54,096,983	1,496,040	—	5,174,758	60,767,781
Private Equity Investment Fund IV, L.P.			6,971,683	97,464	312,735	(419,506)	6,962,376	94	208,563
Private Equity Investment Fund V, L.P.			5,980,053	834,689	—	751,816	7,566,558
PSAM WorldArb Partners, L.P.			40,726,688	—	—	2,160,516	42,887,204
Q Funding III, L.P.			12,921,502	—	—	1,784,390	14,705,892
Q4 Funding, L.P.			36,403,334	—	—	5,027,106	41,430,440
Quorum Fund Limited	349,876	237,729	17,140,272	—	5,753,296	(11,062,402)	11,831,166		(6,843,391)
R.G. Niederhoffer Global Fund, L.P.			26,594,262	—	—	(864,586)	25,729,676
Saints Capital VI, L.P.			8,114,436	—	—	97,630	8,212,066
Salem Global Opportunity Fund L.P.			24,879,678	—	—	11,571	24,891,249
Samlyn Onshore Fund, L.P.			94,955,663	10,000,000	—	(35,378)	104,920,285
SCP Sakonnet Fund, LP			58,705,338	—	—	2,176,081	60,881,419
Skopos HG Fund, LLC	262,504	262,504	37,290,645	—	—	(1,567,788)	35,722,857
Sorin Fund, L.P.			17,775,364	—	13,431,076	(26,404,482)	4,801,958		(6,676,168)
Southport Energy Plus Partners, L.P.			108,765,888		10,000,000	(27,049,405)	91,716,483		3,870,745
Standard Pacific Credit Opportunities Fund, L.P.			102,139,757	—	101,013,579	(203,153,336)	—		36,886,408
Steel Partners Japan Strategic Fund, L.P.			27,426,237	—	20,463,713	(41,504,143)	6,385,807		(7,413,706)
The Rohatyn Group Local Currency Opportunity Partners, L.P.			73,227,160	—	—	3,340,846	76,568,006
Tiedemann/Falconer Partners, L.P.			45,831,080	—	—	(1,041,880)	44,789,200
Tiger Consumer Partners, L.P.			42,044,130	—	—	3,151,143	45,195,273
Torrey Pines Fund, LLC			49,520,330	—	48,591,912	(98,112,242)	—		(2,485,944)
Transwestern Mezzanine Realty Partners III, L.L.C.			739,500	—	—	(34,950)	704,550
Trivest Fund IV, L.P.			5,773,050	1,304,986	70,774	2,657,933	9,806,743		625,803
Trustbridge Partners II, L.P.			17,645,511	3,948,393	5,344,119	(8,860,116)	18,077,907
Trustbridge Partners III, L.P.			6,418,556	2,460,837	—	5,369,161	14,248,554
Tuckerbrook SB Global Distressed Fund I, L.P.			6,667,136	—	—	213,612	6,880,748
Valiant Capital Partners, L.P.			94,003,401	—	—	763,993	94,767,394
Velite Energy L.P.			115,196,350	—	—	(880,157)	114,316,193
Waterstone Market Neutral Fund, L.P.			99,885,299	—	—	3,467,922	103,353,221
WestView Capital Partners II, L.P.			1,272,200	2,032,165	—	(387,042)	2,917,323
Whitebox Multi-Strategy Fund, L.P.	82,008	82,008	100,198,491	—	460,154	4,194,869	104,853,514		141,236
Woodbourne Daybreak Global Fund L.P.			2,499,513	—	1,531,899	(3,343,762)	687,650		(3,554,714)

			$3,417,187,128	$271,303,924	$351,911,894	$(599,419,677)	$3,440,983,269	$271,326	$45,462,028

*	Sales include return of capital.
**	Voting rights have been waived for these investments.
***	Affiliated investment based on capital commitment. No contributions have been made as of March 31, 2010.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by the Investment Funds on Schedules K-1, Forms 1099 or PFIC statements.

The Investments Funds generally do not provide the Master Fund with final tax reporting information until well after year end and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until well after year end. The Master Fund’s book cost as of March 31, 2010 was $4,965,462,869 resulting in accumulated net unrealized appreciation of $408,284,499 consisting of $758,157,788 in gross unrealized appreciation and $349,873,289 in gross unrealized depreciation.

During the period ended March 31, 2010, an investment was transferred-in-kind in connection with the sale of investments. The fair value of this investment transferred-in-kind and related cost are as follows:

Investment Transferred In-Kind	Fair Value	Cost
PIPE Equity Partners, L.L.C.	$1,496,040	$1,501,344

5. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”), which provides additional guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, ASU 2010-06 requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 investments. ASU 2010-06 also requires that significant transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reasons for such transfers. Additionally purchases, sales, issuances and settlements shall be disclosed on a gross basis in the Level 3 rollforward. ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 roll forward activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. There were no significant transfers between Level 1 and Level 2 during the period ended March 31, 2010.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Institutional Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co- Principal Executive Officer

Date: May 26, 2010

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co- Principal Executive Officer

Date: May 26, 2010

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co- Principal Executive Officer

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: May 26, 2010

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: May 26, 2010

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: May 26, 2010

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: May 26, 2010